Leases (Tables)	12 Months Ended
Dec. 31, 2018
Leases Operating [Abstract]
Schedule of Operating Lease Expense	A table detailing the lease expense associated with the aforementioned properties is below.
Year ending December 31,
(dollars in thousands)
2019	$345
2020	345
2021	306
2022	189
2023	189
Thereafter	812
Total	$2,186